Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	£ 2,199	£ 2,128
Property, plant and equipment	197	521
Deferred tax asset	113	143
Total non-current assets	2,509	2,792
Current assets
Prepayments, accrued income and other receivables	922	2,671
Current income tax receivable	4,594	5,123
Cash and cash equivalents	6,749	17,225
Total current assets	12,265	25,019
Total assets	14,774	27,811
Capital and reserves
Share capital and share premium	151,827	143,420
Other reserves	78,421	79,173
Accumulated deficit	(224,294)	(207,706)
Total equity attributable to equity holders of the Company	5,954	14,887
Non-current liabilities
Provisions	37	58
Lease liabilities	117	190
Total non-current liabilities	154	248
Current liabilities
Trade payables	2,705	3,375
Payroll taxes and social security	134	155
Accrued expenditure	5,714	8,940
Lease liabilities	73	206
Provisions	40
Total current liabilities	8,666	12,676
Total liabilities	8,820	12,924
Total equity and liabilities	£ 14,774	£ 27,811